File Numbers 333-182763
811-04294

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 26	☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 343	☒

Variable Annuity Account
(Exact Name of Registrant)

Minnesota Life Insurance Company
(Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Depositor’s Principal Executive Offices)
651-665-3500
(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.
Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485
□	on (date) pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on September 8, 2020 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Annuity Contracts
Explanatory Note
Registrant is filing this Post-Effective Amendment (”Amendment”) for the purpose of adding a Supplement to the Prospectus dated May 1, 2020 and related exhibits to Part C. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For the avoidance of doubt, the prospectus contained in Post-Effective Amendment No. 25, filed on April 29, 2020, is incorporated by reference to the extent required by applicable law.

Supplement dated September 8, 2020 to the MultiOption® Guide Variable Annuity Product Prospectus dated May 1, 2020
This supplement serves to notify you of the availability of new optional living benefit riders. Please read it carefully and keep it with your prospectus.
•	Effective September 8, 2020, or such later date the rider is available in your state, the following new optional living benefit riders are available: MyPath Edge – Single and Joint; and MyPath Journey – Single, Joint, and Joint 50.
The section entitled ‘MyPath Lifetime Income Optional Riders’ on page 8 is revised as follows:
MyPath Lifetime Income Optional Riders
We currently offer the following optional living benefit riders:
•	MyPath Core Flex (Single and Joint),
•	MyPath Ascend 2.0 (Single, Joint, and Joint 50),
•	MyPath Edge (Single and Joint),
•	MyPath Journey (Single, Joint, and Joint 50),
•	MyPath Horizon (Single, Joint, and Joint 50), and
•	MyPath Value (Single and Joint).
Collectively, these optional riders are sometimes referred to as the MyPath Lifetime Income optional riders.
Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of one (for Single riders) or two Designated Lives (for Joint riders), regardless of the underlying sub-account performance. The amount received will be in the form of a withdrawal from your Contract Value if the Contract Value is greater than zero. If the Contract Value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated. Additionally, please be aware that the withdrawal amounts available with the MyPath Ascend 2.0 – Joint 50 rider, MyPath Horizon – Joint 50 rider, and MyPath Journey – Joint 50 rider will be reduced by a continuation factor upon the first death of a Designated Life.
Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled “Optional Living Benefit Riders” later in the prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled “Optional Contract Rider Charges” later in the prospectus for a complete description of the rider charges.
The section entitled ‘Other Optional Benefit Charges’ on page 12 is revised to add the following:
Other Optional Benefit Charges
Please retain this supplement for future reference.

F91958 08-2018

Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Benefit Charge is deducted on each:
Optional Living Benefit Riders Currently Offered
MyPath Edge – Single Charge – Level Option	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Edge – Single Charge – Plus Option	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Edge – Joint Charge – Level Option	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Edge – Joint Charge – Plus Option	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Journey – Single Charge	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Journey – Joint Charge	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
MyPath Journey – Joint 50 Charge	[2.25%]	[1.50%]	Greater of Contract Value or Benefit Base	Quarterly Contract Anniversary
The section entitled ‘CustomChoice Allocation Option’ on page 25 is revised to add the following:
CustomChoice Allocation Option
Currently, this option is only available if you have one of the optional living benefit riders other than MyPath Ascend (Single or Joint), MyPath Ascend 2.0 (Single, Joint, or Joint 50), MyPath Edge (Single or Joint), MyPath Horizon (Single, Joint, or Joint 50), MyPath Journey (Single, Joint, or Joint 50), or MyPath Summit (Single or Joint).
The section entitled ‘Optional Contract Rider Charges’ on page 45 is revised to add the following:
MyPath Edge – Single and Joint Option – Charge
•	If you purchase the MyPath Edge optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is [1.50%] of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is [2.25%] of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, [0.375%] will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Journey – Single, Joint, and Joint 50 Option – Charge
•	If you purchase the MyPath Journey optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is [1.50%] of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is [2.25%] of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, [0.375%] will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
The section entitled ‘MyPath Lifetime Income Optional Riders’ beginning on page 67 is revised as follows:
MyPath Lifetime Income Optional Riders
We currently offer the following optional living benefit riders, which are, along with the MyPath Ascend (Single and Joint) and MyPath Summit (Single and Joint) optional riders, sometimes collectively referred to as the MyPath Lifetime Income optional riders:
•	MyPath Core Flex (Single and Joint),
•	MyPath Ascend 2.0 (Single, Joint, and Joint 50),
•	MyPath Edge (Single and Joint),
•	MyPath Journey (Single, Joint, and Joint 50),
•	MyPath Horizon (Single, Joint, and Joint 50), and
•	MyPath Value (Single and Joint).
Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and each rider can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial professional to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a “Designated Life” (described below) for the single versions, and over the lifetime of two “Designated Lives” for the joint versions, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero.
The section entitled ‘MyPath Lifetime Income Optional Riders’ on page 67 is revised as follows:
The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.

	Age Limits for Each Designated Life at Rider Issue:		Rider Available with:
MyPath Lifetime Income Optional Rider	Minimum	Maximum	Joint Owners	Joint Annuitants	Non-natural Owner	Other Optional Benefit Riders
MyPath Edge — Single – Level Option	55	85	No	Yes, if natural Owner	Yes	None
MyPath Edge — Single – Plus Option	55	85	No	Yes, if natural Owner	Yes	None
MyPath Edge — Joint – Level Option	55	85	Yes	Yes	No	None
MyPath Edge — Joint – Plus Option	55	85	Yes	Yes	No	None
MyPath Journey – Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Journey – Joint	45	80	Yes	Yes	No	None
MyPath Journey — Joint 50	45	80	Yes	Yes	No	None
The section entitled ‘MyPath Lifetime Income Optional Riders’ beginning on page 67 is revised to add the following:
MyPath Edge (Single and Joint) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Edge — Single, or until the death of both Designated Lives for MyPath Edge — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage, or lifetime income percentage for Plus options described below, by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it does not offer the opportunity for benefit base enhancements. Instead, this rider may be beneficial for those looking to receive Guaranteed Annual Income immediately while preserving a surrender value.
This rider also offers Level and Plus options. The Level options provide GAI payments that only reduce upon excess withdrawals as described below. The Plus options provide a higher initial stream of GAI payments that are reduced upon the rider entering the automatic payment phase, upon which the rider will continue to provide GAI payments in accordance with the available Lifetime Income Percentages.
Several examples to help show how this rider works are included in Appendix S.

The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Edge — Single and of the youngest Designated Life for MyPath Edge — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments and benefit base resets.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Edge exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint at the time of the first withdrawal. Upon reaching the automatic payment phase, the GAI for owners of the Plus option of this rider will be calculated by multiplying the benefit base by the lifetime income percentage based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint at the time of the first withdrawal.

The Level annual income percentages are as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
through age 60	[___]	[___]
61	[___]	[___]
62	[___]	[___]
63	[___]	[___]
64	[___]	[___]
65	[___]	[___]
66	[___]	[___]
67	[___]	[___]
68	[___]	[___]
69	[___]	[___]
70	[___]	[___]
71	[___]	[___]
72	[___]	[___]
73	[___]	[___]
74	[___]	[___]
75	[___]	[___]
76	[___]	[___]
77	[___]	[___]
78	[___]	[___]
79	[___]	[___]
80	[___]	[___]
81	[___]	[___]
82	[___]	[___]
83	[___]	[___]
84	[___]	[___]
85 and older	[___]	[___]

The Plus annual income percentages are as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
through age 60	[___]	[___]
61	[___]	[___]
62	[___]	[___]
63	[___]	[___]
64	[___]	[___]
65	[___]	[___]
66	[___]	[___]
67	[___]	[___]
68	[___]	[___]
69	[___]	[___]
70	[___]	[___]
71	[___]	[___]
72	[___]	[___]
73	[___]	[___]
74	[___]	[___]
75	[___]	[___]
76	[___]	[___]
77	[___]	[___]
78	[___]	[___]
79	[___]	[___]
80	[___]	[___]
81	[___]	[___]
82	[___]	[___]
83	[___]	[___]
84	[___]	[___]
85 and older	[___]	[___]

The Plus lifetime income percentages are as follows:
Age	MyPath Edge — Single Lifetime Income Percentage	MyPath Edge — Joint Lifetime Income Percentage
through age 60	[___]	[___]
61	[___]	[___]
62	[___]	[___]
63	[___]	[___]
64	[___]	[___]
65	[___]	[___]
66	[___]	[___]
67	[___]	[___]
68	[___]	[___]
69	[___]	[___]
70	[___]	[___]
71	[___]	[___]
72	[___]	[___]
73	[___]	[___]
74	[___]	[___]
75	[___]	[___]
76	[___]	[___]
77	[___]	[___]
78	[___]	[___]
79	[___]	[___]
80	[___]	[___]
81	[___]	[___]
82	[___]	[___]
83	[___]	[___]
84	[___]	[___]
85 and older	[___]	[___]

We reserve the right to change the annual income percentage and lifetime income percentage for MyPath Edge (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical annual income percentages and lifetime income percentages applicable for this rider.
The annual income percentage and lifetime income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the later of the date of the first withdrawal.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.
Withdrawals
You should consider the following before taking a withdrawal under this Contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the Contract. In this event the Contract is not eligible for the automatic payment phase and the Contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your Contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your Contract.
•	Any provision in your Contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your Contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the Contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your Contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable Contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this Contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2021 Contract Year ending April 30, 2022 is $5,000. The RMDs for calendar years 2021 and 2022 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2021 and $2,000 in the first quarter of calendar year 2022, then the Owner will have withdrawn $6,500 for the 2021 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2021 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2022, he or she takes it in the last quarter of 2021. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Account
Allowable Sub-Account: When you elect this rider, only one Sub-Account is available to you for allocation of your funds. This is referred to as the “allowable Sub-Account.” The risks and objectives of the allowable Sub-Account is described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Account currently is:
• SFT Core Bond Fund
The purpose of this investment restriction is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, this investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase – Level Option
If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.
We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint, this rider terminates and no further benefits are payable under this rider or the Contract.
Automatic Payment Phase – Plus Option
If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.
We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Upon entering the automatic payment phase, the GAI will be recalculated using the Lifetime Income Percentage. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint, this rider terminates and no further benefits are payable under this rider or the Contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your Contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your Contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Edge rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Edge — Joint)
For MyPath Edge — Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the MyPath Edge — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Edge — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Edge — Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Edge — Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Edge rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)	For MyPath Edge — Single and MyPath Edge — Joint:
(1)	termination or surrender of the Contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the Contract); or

(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the Contract unless:
(i)	the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath Edge — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Edge — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or
(b)	for MyPath Edge — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)	for MyPath Edge — Joint:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the Contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the Contract.
MyPath Journey (Single, Joint, and Joint 50) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Journey — Single, or until the death of both Designated Lives for MyPath Journey — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. This rider differs from the other MyPath riders in that it provides an increasing benefit base enhancement rate based on the duration the rider is held for. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. If you purchased MyPath Journey — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
Several examples designed to help show how this rider works are included in Appendix T.

The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Journey — Single and of the youngest Designated Life for MyPath Journey — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, and benefit base resets.

Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 5.0% multiplied by the enhancement base for Contract Anniversaries one through four, 10% for Contract Anniversaries five through eight, and 15% for Contract Anniversaries nine through twelve. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentages used to determine the benefit base enhancement for MyPath Journey (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. The enhancement base and the enhancement period will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Journey exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint at the time of the first withdrawal.
If you purchased MyPath Journey — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.

The annual income percentages are as follows:
Age	MyPath Journey — Single Annual Income Percentage	MyPath Journey — Joint Annual Income Percentage	MyPath Journey —Joint 50 Annual Income Percentage
through age 64	[___]	[___]	[___]
65-74	[___]	[___]	[___]
75-79	[___]	[___]	[___]
80+	[___]	[___]	[___]

We reserve the right to change the annual income percentage for MyPath Journey (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Journey — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, as applicable,
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Journey — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this Contract or rider:
•	Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•	Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•	A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the Contract. In this event the Contract is not eligible for the automatic payment phase and the Contract and rider terminate.
•	Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your Contract.
•	If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your Contract.
•	Any provision in your Contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your Contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor.

Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the Contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)	is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),
(b)	is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)	is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your Contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this Contract is subject to RMD provisions, the benefit will be treated as follows:
•	Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•	If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2021 Contract Year ending April 30, 2022 is $5,000. The RMDs for calendar years 2021 and 2022 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2021 and $2,000 in the first quarter of calendar year 2022, then the Owner will have withdrawn $6,500 for the 2021 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2021 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2022, he or she takes it in the last quarter of 2021. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•	100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:
• AB Dynamic Asset Allocation Portfolio • Goldman Sachs VIT Global Trends Allocation Fund • Ivy VIP Pathfinder Moderate — Managed Volatility • PIMCO VIT Global Diversified Allocation Portfolio	• SFT Dynamic Managed Volatility Fund • SFT Managed Volatility Equity Fund • TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, or benefit base enhancement. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.
We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50.
If you purchased MyPath Journey — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the Contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.

Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the Contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your Contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your Contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Journey rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50.
If you purchased MyPath Journey — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.
Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Journey — Joint and Joint 50)
For MyPath Journey — Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the MyPath Journey — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Journey — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Journey — Joint 50, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated

Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Journey — Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Journey — Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Journey — Joint 50, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Journey rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)	for MyPath Journey — Single, MyPath Journey — Joint, and MyPath Journey — Joint 50:
(1)	termination or surrender of the Contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the Contract); or
(2)	the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)	the date of an ownership change or assignment under the Contract unless:
(i)	the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath Journey — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Journey — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)	the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or
(b)	for MyPath Journey — Single:
(1)	the date we receive due proof of death of the Designated Life; or
(2)	the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

(c)	for MyPath Journey — Joint and Joint 50:
(1)	the date we receive due proof of death of the last remaining Designated Life; or
(2)	the date any death benefits are paid as a lump sum under the terms of the Contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the Contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.

Appendix S — Examples of the MyPath Edge Single Level, Single Plus, Joint Level, and Joint Plus Options
Below are several examples that are designed to help show how the MyPath Edge (Single Level, Single Plus, Joint Level, and Joint Plus) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or current lifetime income percentage. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and current lifetime income percentage rates. Historic annual income percentages and lifetime income percentages are available in Appendix P to this prospectus.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Single Level and Joint Level riders and demonstrates how the GAI remains level upon entering the Automatic Payment Phase. Example 7 applies only to the Single Plus and Joint Plus riders and demonstrates how the GAI reduces upon entering the Automatic Payment Phase. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages.
Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 5.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 5.00% = $5,000.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 5.00% = $6,000.
Example #3 — Benefit base reset.
On each Contract Anniversary, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	5.10%	$6,554
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($128,500, $120,000) = $128,500.
Annual income percentage = based on the current age as there have been no withdrawals = 5.10%.
GAI = new benefit base X annual income percentage = $128,500 X 5.10% = $6,554.
Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$ 0	$6,554	$123,446	$128,500	5.10%	$6,554

After the withdrawal:
Benefit base = no impact = $128,500.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 5.10%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	5.00%	$5,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$ 0	$ 6,554	$123,446	$128,500	5.10%	$6,554
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 73,164	5.10%	$ 3,731
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,500) = $129,000.
Annual income percentage = determined based on the age as of the first withdrawal = 5.10%
GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

Example #6 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero (Level Options).
If the Contract Value of either a Single Level or Joint Level contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$ 0	$100,000	—	$100,000	$100,000	5.20%	$5,200
Beginning of Year 2	66	$94,000	$ 0	—	$ 94,000	$100,000	5.30%	$5,300
Beginning of Year 3	67	$88,360	$ 0	$5,400	$ 82,960	$100,000	5.40%	$5,400
Beginning of Year 4	68	$75,205	$ 0	$5,400	$ 69,805	$100,000	5.40%	$5,400
Beginning of Year 5	69	$ 65,101	$ 0	$5,400	$ 59,701	$100,000	5.40%	$5,400
Beginning of Year 6	70	$52,352	$ 0	$5,400	$ 46,952	$100,000	5.40%	$5,400
Beginning of Year 7	71	$ 45,801	$ 0	$5,400	$ 40,401	$100,000	5.40%	$5,400
Beginning of Year 8	72	$36,952	$ 0	$5,400	$ 31,552	$100,000	5.40%	$5,400
Beginning of Year 9	73	$24,020	$ 0	$5,400	$ 18,620	$100,000	5.40%	$5,400
Beginning of Year 10	74	$17,600	$ 0	$5,400	$ 12,200	$100,000	5.40%	$5,400
Beginning of Year 11	75	$ 8,540	$ 0	$5,400	$ 3,140	$100,000	5.40%	$5,400
Beginning of Year 12	76	$ 1,256	$ 0	$5,400	$ 0	$100,000	5.40%	$5,400
Automatic Payment Phase	77	—	—	$5,400	—	—	—	$5,400
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if jointly owned.
Example #7 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero. (Plus Options)
If the Contract Value of either a Single Plus or Joint Plus contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Lifetime Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$ 0	$100,000	—	$100,000	$100,000	6.20%	2.30%	$6,200
Beginning of Year 2	66	$94,000	$ 20,000	—	$ 94,000	$100,000	6.30%	2.40%	$6,300
Beginning of Year 3	67	$88,360	$ 0	$6,400	$ 81,960	$100,000	6.40%	2.50%	$6,400
Beginning of Year 4	68	$74,205	$ 0	$6,400	$ 67,805	$100,000	6.40%	2.50%	$6,400
Beginning of Year 5	69	$ 63,101	$ 0	$6,400	$ 56,701	$100,000	6.40%	2.50%	$6,400
Beginning of Year 6	70	$49,352	$ 0	$6,400	$ 42,952	$100,000	6.40%	2.50%	$6,400
Beginning of Year 7	71	$ 41,801	$ 0	$6,400	$ 35,401	$100,000	6.40%	2.50%	$6,400
Beginning of Year 8	72	$ 31,952	$ 0	$6,400	$ 25,552	$100,000	6.40%	2.50%	$6,400
Beginning of Year 9	73	$18,020	$ 0	$6,400	$ 11,620	$100,000	6.40%	2.50%	$6,400
Beginning of Year 10	74	$ 10,600	$ 0	$6,400	$ 4,200	$100,000	6.40%	2.50%	$6,400
Beginning of Year 11	75	$ 540	$ 0	$6,400	$ 0	$100,000	6.40%	2.50%	$6,400
Automatic Payment Phase	76	—	—	$2,500	—	—	—	—	$2,500
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if joint.
Example #8 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	3.00%	$3,000
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	3.00%	$3,600
Beginning of Year 2	46	$128,500	$ 0	—	$126,000	$128,500	3.00%	$3,855
Activity (withdrawal)	46	$130,000	$ 0	$3,855	$126,145	$124,689	3.00%	$ 3,741
After the withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the withdrawal] = $128,500 – [128,500 X $3,855 / $130,000] = $124,689.
GAI = new benefit base X annual income percentage = $124,689 X 3.00% = $3,741.

Appendix T — Examples of the MyPath Journey Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Journey (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rates. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages.
Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.
Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.
Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 5.0% = $6,000.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $6,000 = $126,000.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($128,500, $126,000) = $128,500
Annual income percentage = based on the current age as there have been no withdrawals = 4.00%.
GAI = new benefit base X annual income percentage = $128,500 X 4.00% = $5,140.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$ 0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
After the withdrawal:
Benefit base = no impact = $128,500.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%.
Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$ 0	$ 5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,333	$ 67,286	4.00%	$2,893
At the beginning of year 3:
Benefit base = Due to the Benefit Base Reset is reset to Contract Value = $129,000.
Enhancement base = no impact = $120,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal = 4.00%

GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333.
Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286.
GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.
Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	63	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$ 0	$ 5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$ 0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$ 0	$60,000	$ 70,000	$ 72,333	$ 67,286	4.00%	$2,893
Continuation Date/ Beginning of Year 4	66	$ 71,000	$ 0	—	$ 71,000	$ 72,333	$ 67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.
Enhancement base = no impact = $67,286.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.
Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$ 0	$100,000	—	$ 100,000	$ 100,000	$ 100,000	4.00%	$4,000
Activity (purchase payment)	45	$ 105,000	$ 20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$ 0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	46	$130,000	$ 0	$5,140	$124,860	$ 123,419	$ 115,255	4.00%	$4,937
After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,500 – [$128,500 X $5,140 / $130,000] = $123,419.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,149 / $130,000] = $115,255.
GAI = new benefit base X annual income percentage = $123,419 X 4.00% = $4,937.

VARIABLE ANNUITY ACCOUNT
(“VARIABLE ANNUITY ACCOUNT”), A SEPARATE ACCOUNT OF
MINNESOTA LIFE INSURANCE COMPANY
(“MINNESOTA LIFE”)
400 ROBERT STREET NORTH
ST. PAUL, MINNESOTA 55101-2098
TELEPHONE: 1-800-362-3141
STATEMENT OF ADDITIONAL INFORMATION
THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2020 as amended September 8, 2020
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account’s current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACT
PERFORMANCE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
REGISTRATION STATEMENT
Financial Statements
MOA Guide	1

GENERAL INFORMATION AND HISTORY
The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
DISTRIBUTION OF CONTRACT
The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. (“Securian Financial”) or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.
Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
Amounts paid by Minnesota Life to the underwriter for 2019, 2018 and 2017 were $32,790,422, $33,839,755 and $31,245,769 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.
Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.
The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It
MOA Guide	2

generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).
The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.
Waddell & Reed
6300 Lamar Avenue
Shawnee Mission, KS 66202
H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806
Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453
Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474
Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245
Advisor Group Inc.
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339
Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333
PERFORMANCE
From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER
MOA Guide	3

AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.
Total Returns
A sub-account may advertise its “average annual total return” over various periods of time. “Total return” represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC.
Average Annual Total Return
To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.
T	=	(ERV/P) (1/N) - 1

Where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of years
Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).
When considering “average” total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.
MOA Guide	4

Non-Standardized Returns
We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other “hypothetical” performance information which will include a more detailed description of the information and its calculation in the specific piece.
Standardized return calculations will always accompany any non-standardized returns shown.
Yields
Government Money Market Sub-Account
The “yield” (also called “current yield”) of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The “effective yield” of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The formula for effective yield is:
[(BASE PERIOD RETURN + 1)365/7] - 1
Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.
Other Sub-accounts
“Yield” of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:
MOA Guide	5

YIELD	=	2[( a-b/cd + 1)[6] - 1]

Where	a	=	net investment income earned during the period by the portfolio attributable to the sub-account.
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
	d	=	the unit value of the sub-account units on the last day of the period.
The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.
The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To be filed by subsequent amendment.
REGISTRATION STATEMENT
We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.
MOA Guide	6

PART C
Other Information
Item 24.    Financial Statements and Exhibits
To be filed by subsequent amendment.
(a)	Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2019, are included in Part B of this filing and consist of the following:
1.	Report of Independent Registered Public Accounting Firm.
2.	Statements of Assets and Liabilities, as of December 31, 2019.
3.	Statements of Operations, year or period ended December 31, 2019.
4.	Statements of Changes in Net Assets, years or periods ended December 31, 2019 and 2018.
5.	Notes to Financial Statements.
Audited Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company, are included in Part B of this filing and consist of the following:
1.	Independent Auditor’s Report – Minnesota Life Insurance Company.
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – Minnesota Life Insurance Company, as of December 31, 2019 and 2018.
3.	Statutory Statements Operations and Capital Surplus – Minnesota Life Insurance Company, for the years ended December 31, 2019, 2018, and 2017.
4.	Statutory Statements of Cash Flow – Minnesota Life Insurance Company, for the years ended December 31, 2019, 2018, and 2017.
5.	Notes to Statutory Financial Statements – Minnesota Life Insurance Company, for the years ended December 31, 2019, 2018, and 2017.
6.	Schedule of Selected Financial Data – Minnesota Life Insurance Company as of December 31, 2019.
7.	Schedule of Supplemental Investment Risks Interrogatories – Minnesota Life Insurance Company as of December 31, 2019.
8.	Summary Investment Schedule – Minnesota Life Insurance Company as of December 31, 2019.
(b)Exhibits
Exhibit Number	Description of Exhibit
1.	The Resolution of the Board of The Minnesota Mutual Life Insurance Company’s Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this Exhibit 24(c)(1) to Variable Annuity Account’s Form N-4, File Number 333-111067, Post Effective Amendment Number 1, is hereby incorporated by reference..
2.	Not Applicable.
3. (a)	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as Exhibit 24(c)(3) to Registrant’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.
3. (b)	The Dealer Selling Agreement previously filed on July 2, 2002 as Exhibit 24(c)(3) to Variable Annuity Account’s Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
3. (c)	Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as Exhibit 24(c)(3)(c) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.
4. (a)	The Premier II Death Benefit Rider, form ICC12-70235, previously filed on July 20, 2012 as Exhibit 24(c)(4)(a) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
4. (b)	The Highest Anniversary Value II Death Benefit Rider, form ICC12-70234, previously filed on July 20, 2012 as Exhibit 24(c)(4)(b) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
4. (c)	The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as Exhibit 24(c)(4)(f) to Variable Annuity Account’s Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
4. (d)	The Flexible Payment Deferred Variable Annuity Contract, B Series, form ICC12-70232, previously filed on July 20, 2012 as Exhibit 24(c)(4)(d) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
4. (e)	The Flexible Payment Deferred Variable Annuity Contract, L Series, form ICC12-70233, previously filed on July 20, 2012 as Exhibit 24(c)(4)(e) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
4. (f)	The Estate Enhancement Benefit Rider, form ICC12-70236, previously filed on July 20, 2012 as Exhibit 24(c)(4)(f) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
4. (g)	The Guaranteed Minimum Income Benefit Rider, form 09-70165, previously filed on October 9, 2009 as Exhibit 24(c)(4)(o) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.
4. (h)	The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as Exhibit 24(b)(4)(r) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
4. (i)	The Individual Retirement Annuity Endorsement ROTH Annuity, form 09-70164, previously filed on February 25, 2010 as Exhibit 24(b)(4)(t) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
4. (j)	The Ovation Lifetime Income II – Single Rider, form 12-70227 previously filed on February 28, 2012 as Exhibit 24(b)(4)(aa) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.
4. (k)	The Ovation Lifetime Income II – Joint Rider, form 12-70228 previously filed on February 28, 2012 as Exhibit 24(b)(4)(bb) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.
4. (l)	MyPath Value – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (m)	MyPath Value –Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
4. (n)	MyPath Core Flex – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (o)	MyPath Core Flex – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (p)	MyPath Ascend – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70256, previously filed on June 26, 2013 as Exhibit 24(b)(4)(f) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (q)	MyPath Ascend – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70257, previously filed on June 26, 2013 as Exhibit 24(b)(4)(u) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (r)	MyPath Summit – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as Exhibit 24(b)(4)(v) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (s)	MyPath Summit –Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as Exhibit 24(b)(4)(w) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (t)	MyPath Highest Anniversary – Single Death Benefit Rider, form number ICC13-70260, previously filed on June 26, 2013 as Exhibit 24(b)(4)(x) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (u)	MyPath Highest Anniversary – Joint Death Benefit Rider, form number ICC13-70261, previously filed on June 26, 2013 as Exhibit 24(b)(4)(y) to Variable Annuity Account’s Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.
4. (v)	MyPath Ascend 2.0 – Single Rider, form number ICC14-70270, previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference
4. (w)	MyPath Ascend 2.0 – Joint Rider, form number ICC14-70271, previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference
4. (x)	SureTrack Plus 90 Guaranteed Minimum Accumulation Benefit, form number ICC15-70285. previously filed on February 26, 2015 as Exhibit 24(b)(4)(x) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.
4. (y)	Endorsement, form number ICC14-70265. Previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.
4. (z)	Premier Protector Death Benefit Rider, ICC16-70307, previously filed as Exhibit 24(b)(r) to Variable Annuity Account’s Form N-4, File Number 333-212515, Initial Registration Statement, on July 14, 2016, is hereby incorporated by reference.
4. (aa)	MyPath Ascend 2.0 – Joint 50 Rider, form number ICC19-70505, previously filed on October 1, 2019 as Exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 23 and 326, is hereby incorporated by reference.
4. (bb)	MyPath Horizon – Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70559 previously filed on April 29, 2020 as Exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 25 and 341, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
4. (cc)	MyPath Horizon – Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70560 previously filed on April 29, 2020 as Exhibit 24(b)(4)(cc) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 25 and 341, is hereby incorporated by reference.
4. (dd)	MyPath Horizon – Joint 50 Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC20-70561 previously filed on April 29, 2020 as Exhibit 24(b)(4)(dd) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 25 and 341, is hereby incorporated by reference.
5. (a)	The Variable Annuity Application form ICC20-70565 previously filed on April 29, 2020 as Exhibit 24(b)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 25 and 341, is hereby incorporated by reference.
6. (a)	The Restated Certificate of Incorporation previously filed on October 21, 2003 as Exhibit 27(f)(1) to Variable Annuity Account’s Form N-4, File Number 333-109853, Initial Registration Statement, is hereby incorporated by reference.
6. (b)	The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
7.	Not applicable.
8. (a)	Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc., previously filed on September 30, 2014 as Exhibit 24(b)(8)(a) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Number 8 and 239, is hereby incorporated by reference.
8. (a) (1)	Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 32, on April 27, 2012, is hereby incorporated by reference.
8. (b)	Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (i)	Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (ii)	Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (iii)	Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.
8. (b) (iv)	Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (b) (v)	Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (b) (vi)	Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (b) (vii)	Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (b) (viii)	Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
8. (c)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (d)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on July 20, 2012 as Exhibit 24(c)(8)(d) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
8. (e)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.
8. (e) (i)	First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (f)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.
8. (f) (i)	First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (g)	Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(y) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (g) (i)	Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 29, 2003 as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (g) (ii)	Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 29, 2003, as Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (g) (iii)	Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
8. (g) (iv)	Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (g) (v)	Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(l)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (g) (vi)	Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (g) (vii)	Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (g) (viii)	Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (g) (ix)	Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (h)	Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (h) (i)	Schedule A (as amended May 1, 2003) to Minnesota Life Insurance Company's Participation Agreement filed on April 29, 2003 as Exhibit 24(c)(8)(z)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (h) (ii)	Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(m)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (h) (iii)	Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (h) (iv)	Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed April 25, 2011 as exhibit 24(c)8(i)(iv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (h) (v)	Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 24(b)8(h)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (h) (vi)	Fifth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit 24(b)(8)(i)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (i)	Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (i) (i)	Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (i) (ii)	Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference
8. (i) (iii)	Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (i) (iv)	Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (i) (v)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed on April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (i) (1)	Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (j)	Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company, previously filed on April 30, 2003 as Exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (j) (i)	Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (j) (ii)	Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(k)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (j) (iii)	Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
8. (j) (iv)	Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
8. (k)	Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (k) (i)	Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (k) (ii)	Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (k) (iii)	Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (k) (iv)	Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (k) (v)	Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (k) (vi)	Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (k) (vii)	Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company previously filed on April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (k) (viii)	Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(l)(viii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (k) (ix)	Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(l)(viv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.
8. (k) (x)	Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as Exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
8. (k) (xi)	Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as Exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
8. (l)	Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (l) (i)	Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed on April 30, 2003 as Exhibit 27(h)(14)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (l) (ii)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed on April 30, 2003 as Exhibit 27(h)(14)(iii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.
8. (l) (iii)	Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
8. (l) (iv)	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (l) (v)	Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (l) (vi)	Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)8(m)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (l) (vii)	Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed on April 25, 2011 as Exhibit 24(c)8(m)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (l) (viii)	Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
8. (l) (ix)	Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
8. (l) (x)	Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
8. (l) (xi)	Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
8. (m)	Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as Exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (m) (i)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
8. (m) (ii)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, on February 27, 2009, is hereby incorporated by reference.
8. (m) (iii)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (m) (iv)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (n)	Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24(c)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
8. (n) (i)	Amendment Number one to the Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(s)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
8. (n) (ii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as Exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
8. (o)	Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (p)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
8. (q)	Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)8(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (r)	Shareholder Information Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(t) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (s)	Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)8(u) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (t)	Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(v) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (u)	Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(w) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (v)	Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)8(x) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (w)	Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Company Agreement previously filed on September 6, 2007 as Exhibit 24(c)8(y) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
8. (x)	Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
8. (x) (i)	Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as Exhibit 24(b)8(aa)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
8. (x) (ii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on April 27, 2010 as Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
8. (x) (iii)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,, previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (x) (iv)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (x) (v)	Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,, previously filed as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (x) (vi)	Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (x) (vii)	Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (y)	Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (y) (i)	Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
8. (y) (ii)	Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (y) (iii)	Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (y) (iv)	Fourth Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment Management, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(y)(iv) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (z)	Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)8(cc) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.
8. (z) (I)	Amendment No. 1 to Participation Agreement among Minnesota Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Investment Advisers LLC, previously filed on August 15, 2019 as Exhibit 24(b)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (aa)	Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (aa) (i)	Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (aa) (ii)	Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
8. (bb)	PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed April 25, 2011 as exhibit 24(c)8(ee) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (bb) (i)	Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (cc)	Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)8(ff) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (cc) (i)	Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
8. (cc) (ii)	Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (cc) (iii)	Third Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Trust and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit 24(b)(8)(aa)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (dd)	Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)8(gg) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference
8. (dd) (i)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed on July 20, 2012 as Exhibit 24(c)8(dd)(i) to Variable Annuity Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.
8. (dd) (ii)	Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (dd) (iii)	Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (ee)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (ee) (i)	Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
8. (ff)	Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed April 25, 2011 as Exhibit 24(c)8(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (gg)	Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
8. (gg) (i)	Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
8. (gg) (ii)	Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.
8. (hh)	Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed on April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (ii)	American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)8(ll) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.
8. (jj)	Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)8(mm) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.
8. (kk)	Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)8(nn) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.
8. (kk) (i)	First Amendment to the Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as Exhibit 24(c)8(kk)(i) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.
8. (kk) (ii)	Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as Exhibit 24(c) 8(kk)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.
8. (ll)	Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
8. (ll) (i)	Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed April 27, 2010 as Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.
8. (ll) (ii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, April 24, 2013, is hereby incorporated by reference.
8. (ll) (iii)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (ll) (iv)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iv) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.
8. (mm)	Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as Exhibit 24(b)8(mm) to Variable Annuity Account’s Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
8. (nn)	Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as Exhibit 24(b)8(nn) to Variable Annuity Account’s Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
9.	Opinion and consent of John P. Hite, Esq.
10.	Consent of KPMG LLP to be filed by subsequent amendment.
11.	Not applicable.
12.	Not applicable.
13.	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
Item 25.    Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with the Depositor
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Corporate Compliance Officer and Chief Privacy Officer
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services

Name and Principal Business Address	Position and Offices with the Depositor
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO individual Solutions
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Business Services
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Individual Solutions
Julio A. Fesser Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Facilities
Benjamin G.S. Fowke III Chairman, President and Chief Executive Officer Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Strategy and Enterprise Technology Officer
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Chief Risk Officer

Name and Principal Business Address	Position and Offices with the Depositor
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
John H. Hooley 4623 McDonald Drive Overlook Stillwater, MN 55082	Director
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Marketing
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – Affinity Solutions
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Corporate Tax and Treasurer
Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Retirement Solutions
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director
Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – HRBP and Associate Experience
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Controller

Name and Principal Business Address	Position and Offices with the Depositor
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and CFO
Item 26.    Persons Controlled by or Under Common Control with the Depositor or Variable Annuity Account
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:
Robert Street Property Management, Inc
Securian Financial Group, Inc. (Delaware)
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Lowertown Capital, LLC (Delaware)
Minnesota Life Insurance Company
Ochs, Inc.
Securian Asset Management, Inc.
Securian Casualty Company
Securian Financial Services, Inc.
Securian Holding Company Canada, Inc. (British Columbia, Canada)
Securian Ventures, Inc.
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)
Securian Life Insurance Company
Majority-owned subsidiary of Securian AAM Holdings, LLC:
Asset Allocation and Management Company, L.L.C. (Delaware)
Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):
Canadian Premier General Insurance Company (Ontario, Canada)
Canadian Premier Life Insurance Company (Ontario, Canada)
CRI Canada Ltd. (British Columbia, Canada)
Selient, Inc. (Ontario, Canada)
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust

Majority-owned subsidiaries of Securian Financial Group, Inc.:
Empyrean Holding Company, Inc. (Delaware)
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Spinnaker Holdings, LLC (Delaware)
Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):
Bloom Health Insurance Agency, LLC (Delaware)
Bloom Health Services, LLC (Delaware)
Fifty percent-owned subsidiary of Minnesota Life Insurance Company:
CRI Securities, LLC
Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.
Item 27.    Number of Contract Owners
The number of holders of securities of this class on June 4, 2020 were as follows:
Title of Class	Number of Record Holders
Variable Annuity Contracts – MultiOption Guide	12,756
Item 28.    Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriters
(a)	Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)	Directors and Officers of Securian Financial Services, Inc:

Name and Principal Business Address	Positions and Offices with Underwriter
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Gary R. Christensen Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President - Strategy and Business Operations
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
(c)	All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$32,790,422	—	—	—

Item 30.     Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 31.     Management Services
None.
Item 32.     Undertakings
(a)	Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.
(c)	Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account, has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 7th day of July, 2020.
VARIABLE ANNUITY ACCOUNT
(Registrant)
By:  MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 7th day of July, 2020.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	July 7, 2020
* Robert L. Senkler	Director
* Mary K. Brainerd	Director
* Gary R. Christensen	Director
* Benjamin G.S. Fowke III	Director
* Sara H. Gavin	Director
* Eric B. Goodman	Director
* John H. Hooley	Director

Signature	Title	Date
* Trudy A. Rautio	Director
* Bruce P. Shay	Director
* Warren J. Zaccaro	Director
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	July 7, 2020
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief accounting officer)	July 7, 2020
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	July 7, 2020
/s/ Gary R. Christensen Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	July 7, 2020
* Pursuant to power of attorney dated October 14, 2019, a copy of which is filed herewith.

Exhibit Number	Description of Exhibit
9.	Opinion and consent of John P. Hite, Esq.
13.	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
I-1